Offerings	Dec. 05, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.00001 per share
Fee Rate	0.01381%
Offering Note	Including such currently indeterminate amount of Common Stock as may be issued from time to time at currently indeterminate prices or upon conversion or exchange of Debt Securities or Preferred Stock registered hereby, or upon exercise of Warrants or Subscription Rights registered hereby, as the case may be.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Preferred Stock, par value $0.00001 per share
Fee Rate	0.01381%
Offering Note	Including such currently indeterminate amount of Preferred Stock as may be issued from time to time at currently indeterminate prices or upon exercise of Warrants or Subscription Rights registered hereby, as the case may be.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.01381%
Offering Note	Including such currently indeterminate principal amount of Debt Securities as may be issued from time to time at currently indeterminate prices or upon exercise of Warrants registered hereby, as the case may be.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.01381%
Offering Note	Including such currently indeterminate number of Warrants as may be issued from time to time at currently indeterminate prices.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Subscription Rights
Fee Rate	0.01381%
Offering Note	Including such currently indeterminate number of Subscription Rights, as may be issued from time to time at currently indeterminate prices.
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Units
Fee Rate	0.01381%
Offering Note	Including such currently indeterminate number of Units as may be issued from time to time at currently indeterminate prices. Each Unit will represent an interest in two or more securities registered hereby, which may or may not be separable from one another.
Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 250,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 34,525.00
Offering Note	There are being registered under this registration statement such indeterminate number of shares of Common Stock and Preferred Stock; such indeterminate number of Debt Securities; such indeterminate number of Warrants; such indeterminate number of Subscription Rights; and such indeterminate number of Units as may be sold by the registrant from time to time, which together shall have an aggregate initial offering price not to exceed $250,000,000. Any securities registered hereunder may be sold separately or as units with other securities registered hereunder. Includes consideration to be received by the registrant, if applicable, for registered securities that are issuable upon exercise, conversion or exchange of other registered securities. In addition, pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the shares being registered hereunder include such indeterminate number of shares of Common Stock and preferred stock as may be issuable with respect to the shares being registered hereunder as a result of stock splits, stock dividends, or similar transactions.

The registration fee for securities to be offered by the Registrant is calculated solely for the purpose of calculating the registration fee pursuant to Rule 457(o).